S000018145 [Member] Investment Objectives and Goals - iShares MSCI Europe Small-Cap ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI EUROPE SMALL-CAP ETF Ticker: IEUSStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe.